Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Details) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2021 anniversary $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | anniversary	782,517
Granted, Number | anniversary	472,819
In lieu of dividends, Number of DSUs | shares	8,021
Vested, Number | anniversary	292,205
Forfeited, Number | anniversary	(74,678)
Ending Balance, Number | anniversary	896,474
Opening Balance , Weighted average grant	$ 7.52
Granted , Weighted average grant	7.85
In lieu of dividends , Weighted average grant	8.15
Vested, Weighted average grant	7.79
Forfeited, Weighted average grant	7.37
Ending Balance , Weighted average grant	$ 7.62